Inventories, Net	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories, Net
6.	INVENTORIES, NET

Inventories, net consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Raw materials and packing materials	56,519	43,922
Products	581,237	759,832
Inventories	637,756	803,754
Less: impairment allowance	(20,948)	(107,993)
Inventories, net	616,808	695,761